SEGMENTED REPORTING - Disclosure of operating segments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Aug. 31, 2020
Disclosure of operating segments [line items]
Assets	$ 54,497		$ 54,497		$ 37,415
Liabilities	33,271		33,271		41,558
Total Comprehensive Loss (Income)	(523)	$ 6,492	2,705	$ 9,932
Canada [Member]
Disclosure of operating segments [line items]
Assets	9,823		9,823		2,101
Liabilities	32,168		32,168		40,922
Total Comprehensive Loss (Income)			10,530	9,253
South Africa [Member]
Disclosure of operating segments [line items]
Assets	44,674		44,674		35,314
Liabilities	$ 1,103		1,103		$ 636
Total Comprehensive Loss (Income)			$ (7,825)	$ 679